NET INVESTMENT INCOME AND REALIZED INVESTMENT GAINS (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Net Investment Income [Line Items]
Total net investment income	$ 440	$ 195	$ 840	$ 251
Total investment related gains (losses), net	292	(135)	186	(107)
Available-for-sale fixed maturity securities
Net Investment Income [Line Items]
Total net investment income	216	84	420	107
Total investment related gains (losses), net	(40)	(54)	(68)	(56)
Equity securities
Net Investment Income [Line Items]
Total investment related gains (losses), net	245	25	156	(25)
Mortgage loans
Net Investment Income [Line Items]
Total net investment income	76	29	149	33
Total investment related gains (losses), net	(1)	(43)	(12)	(44)
Private loans
Net Investment Income [Line Items]
Total net investment income	22	10	35	17
Total investment related gains (losses), net	(3)	0	(3)	0
Real estate and real estate partnerships
Net Investment Income [Line Items]
Total net investment income	15	22	34	22
Investment funds
Net Investment Income [Line Items]
Total net investment income	45	9	64	25
Equity accounted investments
Net Investment Income [Line Items]
Total net investment income	0	50	0	50
Short-term investments and other invested assets
Net Investment Income [Line Items]
Total net investment income	66	(9)	138	(3)
Total investment related gains (losses), net	$ 91	$ (63)	$ 113	$ 18